UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-21888

Oppenheimer Institutional Money Market Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices)  (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end:  May 31

Date of reporting period:  11/30/2015

Item 1.  Reports to Stockholders.

Semiannual Report	11/30/2015

Oppenheimer Institutional Money Market Fund

2      OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

Fund Performance Discussion

As of November 30, 2015, short-term interest rates were beginning to wiggle free from the anchor placed on them in December of 2008. While the Federal Reserve (the “Fed”) kept its target in the 0% to 0.25% range for seven years, the overall trend in the short-term market has become one with a positive slope, albeit a gradual one. The uptick in rates has led to increased yield, which has proved beneficial for the Fund.

MARKET OVERVIEW

Numerous concerns resulted in market volatility during the reporting period. Two stole the show: uncertainty around the global economic impact and extent of China’s ongoing economic slowdown and the question of when the Fed would raise interest rates. We had been anticipating that the Fed would raise interest rates sometime in 2015, and it did after the reporting period ended at its December 16 meeting. The Fed raised the benchmark federal funds rate by 0.25%, the first hike since 2006. As the markets anticipated this rate hike during the reporting period, short-term interest rates began to rise, which benefited the Fund.

FUND REVIEW

As we approach 2016, the deadline for complying with to the money market fund reform (the “Reform Rules”) adopted by the Securities and Exchange Commission (SEC) in July 2014, is fast approaching. We have discussed in prior reports the notable changes: variable net asset value, and the ability to impose liquidity fees and/or gates. The Reform Rules include numerous other rule amendments and we continue to work on facilitating the

Fund’s compliance with respect to historical data collection, diversification, stress testing, Form PF, and Form N-MFP, to mention a few of the new requirements. In analyzing the Reform Rules, while factoring in feedback from our clients, we decided to transition Oppenheimer Institutional Money Market Fund to Oppenheimer Institutional Government Money Market Fund on or around September 28, 2016.

Throughout the reporting period, the Fund continued to generate consistent and competitive levels of current income. The weighted average maturity (WAM) of the Fund ebbed and flowed right near the industry average. The Fund’s exposure to floating rate securities remains relatively high when compared to historic Fund norms, with the bulk of the floating rate exposure tied to the 1-month London Interbank Offered Rate (Libor).

STRATEGY & OUTLOOK

For the month of November, we saw a 5 basis points increase in the 1-month and nearly 10 basis points increase in the 3-

3      OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

month Libor. After nearly a decade of zero interest rate policy, this is a favorable and welcomed sign and we believe the Fund is well positioned versus its peers. In preparation for a rate hike, we continued to shorten the weighted average maturity of the Fund and have done so well into December.

Christopher Proctor, CFA Portfolio Manager	Adam Wilde, CFA Portfolio Manager

4      OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

Portfolio Allocation

Certificates of Deposit	43.2%
Short-Term Notes/Commercial	34.4
Paper
Direct Bank Obligations	19.8
Investment Company	2.1
Corporate Bond and Note	0.4
Asset-Backed Securities	0.1
Portfolio holdings and allocations are subject to change. Percentages are as of November 30, 2015, and are based on the total market value of investments.

Performance

CURRENT YIELD

For the 7-Day Period Ended 11/30/15

	With Compounding	Without Compounding
Class E (IOEXX)	0.20%	0.20%

Class L (IOLXX)	0.15	0.15

Class P (IOPXX)	0.10	0.10

CURRENT YIELD

For the Six Months Ended 11/30/15

	With Compounding	Without Compounding
Class E (IOEXX)	0.17%	0.17%

Class L (IOLXX)	0.12	0.12

Class P (IOPXX)	0.07	0.07

Compounded yields assume reinvestment of dividends. The seven-day yield without compounding is an annualized average daily yield of the Fund for the most recent seven days. The compounded seven-day average yield for 365 days is offered as a comparison to a savings account’s compounded interest rate. Unlike an investment in the Fund, the FDIC generally insures deposits in savings accounts.

Performance data quoted represents past performance, which does not guarantee future results.  Yields include dividends in a hypothetical investment for the periods shown. Current performance may be lower or higher than the performance quoted. For more current performance data, call us at 1.800.645.2028. The Fund’s performance shown does not reflect the deduction of income taxes on an individual’s investment. The yields take into account voluntary fee waivers and/or expense reimbursements, without which yields would have been lower. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus. Taxes may reduce your actual investment

5      OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

returns on income paid by the Fund. There is no guarantee that the Fund will maintain a positive yield.

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s investment strategy, allocations, and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc. or its affiliates.

Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses and summary prospectuses contain this and other information about the Fund and may be obtained by calling us at 1.800.645.2028 or visiting our website at oppenheimerfunds.com. Read prospectuses and summary prospectuses carefully before investing.

6      OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

Fund Expenses

Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and/or contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended November 30, 2015.

Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During 6 Months Ended November 30, 2015” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

7      OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

Actual	Beginning Account Value June 1, 2015	Ending Account Value November 30, 2015	Expenses Paid During 6 Months Ended November 30, 2015

Class E	$1,000.00	$1,000.90	$0.50

Class L	1,000.00	1,000.60	0.75

Class P	1,000.00	1,000.40	1.00

Hypothetical (5% return before expenses)

Class E	1,000.00	1,024.50	0.51

Class L	1,000.00	1,024.25	0.76

Class P	1,000.00	1,024.00	1.01

Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated funds, based on the 6-month period ended November 30, 2015 are as follows:

Class	Expense Ratios

Class E	0.10%

Class L	0.15

Class P	0.20

The expense ratios reflect voluntary and/or contractual waivers and/or reimbursements of expenses by the Fund’s Manager. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

8      OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

STATEMENT OF INVESTMENTS November 30, 2015 Unaudited

	Maturity Date*	Final Legal Maturity Date**	Principal Amount	Value

Certificates of Deposit—43.3%
Yankee Certificates of Deposit—43.3%
Bank of Montreal, Chicago:
0.13%	12/7/15	12/7/15	$25,000,000	$25,000,000
0.297%[1]	12/14/15	12/14/15	50,000,000	50,000,000
0.30%	12/28/15	12/28/15	100,000,000	100,000,000

Bank of Nova Scotia, Houston TX:
0.32%[1]	12/1/15	3/23/16	50,000,000	50,000,000
0.33%[1]	12/1/15	1/4/16	50,000,000	50,000,000
0.41%[1]	12/4/15	3/4/16	78,000,000	78,014,978
0.42%	3/21/16	3/21/16	50,000,000	50,000,000
0.534%[1]	2/9/16	5/9/16	25,000,000	25,015,074

BNP Paribas, New York Branch:
0.39%	12/1/15	12/1/15	50,000,000	50,000,000
0.58%	3/1/16	3/1/16	50,000,000	50,017,690

DnB Bank ASA NY, 0.40%	3/24/16	3/24/16	50,000,000	50,000,000

DnB Bank ASA, Grand Cayman:
0.05%	12/1/15	12/1/15	150,000,000	150,000,000
0.09%	12/4/15	12/4/15	100,000,000	100,000,000

DZ Bank, New York, 0.37%	2/18/16	2/18/16	100,000,000	100,000,000

HSBC Bank USA NA:
0.345%[1]	12/22/15	2/22/16	40,000,000	40,000,000
0.363%[1]	12/2/15	3/2/16	50,000,000	50,000,000

Mitsubishi UFJ TR & BK NY:
0.32%[2]	12/1/15	12/1/15	50,000,000	50,000,000
0.392%[1]	12/4/15	2/4/16	30,000,000	30,000,000
0.40%[2]	2/8/16	2/8/16	35,000,000	35,000,000
0.432%[1]	12/24/15	3/24/16	40,000,000	40,000,000
0.50%[2]	4/4/16	4/4/16	35,000,000	35,000,000
0.50%[2]	4/1/16	4/1/16	102,900,000	102,900,000
0.50%[2]	3/16/16	3/16/16	60,000,000	60,000,000

Mizuho Bank Ltd., New York:
0.34%	2/8/16	2/8/16	100,000,000	100,000,000
0.37%	2/16/16	2/16/16	15,000,000	15,000,000

Rabobank Nederland NV, New York:
0.31%	12/1/15	12/1/15	50,000,000	50,000,000
0.33%	12/21/15	12/21/15	50,000,000	50,000,000
0.35%	12/22/15	12/22/15	50,000,000	50,000,000

Royal Bank of Canada, New York, 0.303%[1]	12/7/15	1/6/16	50,000,000	50,000,000

Skandinaviska Enskilda Bank, New York:
0.40%	3/14/16	3/14/16	50,000,000	50,000,000
0.40%	3/11/16	3/11/16	30,000,000	30,000,000

Societe Generale, New York, 0.465%	12/16/15	12/16/15	50,000,000	50,005,929

State Street Bank & Trust, 0.366%[1]	12/11/15	2/11/16	50,000,000	50,000,000

Sumitomo Mutsui Bank NY:
0.38%	1/26/16	1/26/16	35,000,000	35,000,000
0.38%	1/22/16	1/22/16	70,000,000	70,000,000
0.38%	1/19/16	1/19/16	45,000,000	45,000,000
0.39%	2/12/16	2/12/16	100,000,000	100,000,000
0.40%	2/1/16	2/1/16	50,000,000	50,000,000
0.43%	3/16/16	3/16/16	30,000,000	30,000,000

9      OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Maturity Date*	Final Legal Maturity Date**	Principal Amount	Value

Yankee Certificates of Deposit (Continued)

Svenska Handelsbanken, Grand Cayman, 0.05%	12/1/15	12/1/15	$215,000,000	$215,000,000

Swedbank New York AB, 0.05%	12/1/15	12/1/15	150,000,000	150,000,000

Toronto Dominion Bank, New York:
0.345%[1]	12/8/15	1/8/16	50,000,000	50,000,000
0.347%[1]	12/16/15	3/16/16	50,000,000	50,000,000
0.44%	3/1/16	3/1/16	9,000,000	9,000,000

Wells Fargo Bank NA:
0.31%[1]	12/1/15	2/12/16	50,000,000	50,000,000
0.403%[1]	12/21/15	5/19/16	72,000,000	72,000,000

Westpac Banking Corp., New York:
0.325%[1]	12/9/15	2/9/16	50,000,000	50,000,000
0.356%[1]	12/12/15	7/12/16	50,000,000	50,000,000
0.362%[1]	12/29/15	5/27/16	50,000,000	50,000,000
0.362%[1]	12/29/15	5/26/16	50,000,000	50,000,000
0.404%[1]	12/1/15	7/1/16	63,000,000	63,000,000

Total Certificates of Deposit (Cost $3,054,953,671)				3,054,953,671

Direct Bank Obligations—19.7%
Credit Agricole Corporate & Investment Bank, New York Branch:
0.13%	12/4/15	12/4/15	25,000,000	24,999,729
0.13%	12/7/15	12/7/15	130,000,000	129,997,183
0.14%	12/2/15	12/2/15	90,000,000	89,999,650
0.14%	12/3/15	12/3/15	100,000,000	99,999,222

Danske Corp.:
0.31%[3]	2/2/16	2/2/16	100,000,000	99,945,750
0.31%[3]	2/5/16	2/5/16	76,000,000	75,956,806
0.31%[3]	2/4/16	2/4/16	100,000,000	99,944,028
0.32%[3]	2/12/16	2/12/16	53,000,000	52,965,609

HSBC USA, Inc., 0.385%[1]	12/8/15	4/8/16	70,000,000	70,000,000

ING (US) Funding LLC, 0.38%	3/2/16	3/2/16	50,000,000	49,951,445

Mizuho Bank Ltd. NY:
0.358%[3]	2/10/16	2/10/16	50,000,000	49,964,745
0.37%[3]	2/12/16	2/12/16	43,000,000	42,967,738

Natixis, New York Branch:
0.06%	12/1/15	12/1/15	90,000,000	90,000,000
0.11%	12/7/15	12/7/15	100,000,000	99,998,167
0.12%	12/2/15	12/2/15	100,000,000	99,999,666
0.12%	12/3/15	12/3/15	50,000,000	49,999,667

Rabobank Nederland NV NY, 0.651%	12/11/15	12/11/15	50,000,000	49,995,486

Skandinaviska Enskilda Bank, New York, 0.451%[3]	3/10/16	3/10/16	70,500,000	70,411,875

Skandinaviska Enskilda Banken AB, 0.295%[3]	12/16/15	12/16/15	50,000,000	49,993,854

Total Direct Bank Obligations (Cost $1,397,090,620)				1,397,090,620

Short-Term Notes/Commercial Paper—34.4%
Commercial Services & Supplies—0.7%
AARP Nts., Series 2001, 0.10%[1]	12/7/15	12/7/15	50,000,000	50,000,000

Diversified Financial Services—0.1%
Capital Market Access Co. LC Bonds, Carteret
Investment Assn. LLC, Series 2008, 0.19%[1]	12/7/15	12/7/15	6,265,000	6,265,000

10      OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

	Maturity Date*	Final Legal Maturity Date**	Principal Amount	Value

Health Care Providers & Services—0.2%
Trinitas Hospital Bonds, Series 2006, 0.19%[1]	12/7/15	12/7/15	$12,690,000	$12,690,000

Leasing & Factoring—1.9%
Toyota Motor Credit Corp.:
0.36%	12/23/15	12/23/15	75,000,000	74,983,500
0.391%[1]	12/25/15	2/22/16	55,000,000	55,000,000

				129,983,500

Municipal—3.9%
Baltimore Cnty., MD Revenue Bonds, Baltimore City Packaging System Facilities, Series 2008, 0.14%[1]	12/7/15	12/7/15	39,880,000	39,880,000

Baltimore, MD General Obligation Bonds, Series 2003C, 0.14%[1]	12/7/15	12/7/15	3,180,000	3,180,000

Charlotte, NC Certificates of Participation, NASCAR Hall of Fame Facilities, Series 09D, 0.15%[1]	12/7/15	12/7/15	88,705,000	88,705,000

Johnson, TN Health & Education Facilities, Mountain States Health, Series 2007B-1, 0.14%[1]	12/7/15	12/7/15	4,345,000	4,345,000

Johnson, TN Health & Education Facilities, Mountain States Health, Series 2013B, 0.15%[1]	12/7/15	12/7/15	22,150,000	22,150,000

MA Health & Educational Facilities Authority, Boston University, Series N, 0.15%[1]	12/7/15	12/7/15	13,295,000	13,295,000

MI Finance Authority School Loan Revolving Fund Revenue Bonds, Series 2014A, 0.10%[1]	12/7/15	12/7/15	15,000,000	15,000,000

MS Development Bank Special Obligations, Harrison Cnty. MS, Series 2008B, 0.15%[1]	12/7/15	12/7/15	12,890,000	12,890,000

NJ Housing & Mortgage Finance Agency Multi-Family Revenue Bonds, Series 13-6, 0.14%[1]	12/7/15	12/7/15	16,170,000	16,170,000

North Hudson, NJ Sewerage Authority Revenue Lease Certificates, Series 2012C, 0.12%[1]	12/7/15	12/7/15	10,000,000	10,000,000

Olathe, KS Industrial Development Revenue Bonds, Diamant Boart, Inc. Project, Series 1997B, 0.38%[1]	12/7/15	12/7/15	8,900,000	8,900,000

Public Finance Authority Bonds, CSU Housing LLC, Series 2011, 0.15%[1]	12/7/15	12/7/15	26,420,000	26,420,000

SC Jobs Economic Development Authority Bonds, South Atlantic Canners, Inc., Series 2001, 0.15%[1]	12/7/15	12/7/15	5,000,000	5,000,000

Tift Cnty. Development Authority Industrial Development Revenue Bonds, Heatcraft Refrigeration Products, Series 2008B, 0.19%[1]	12/7/15	12/7/15	11,700,000	11,700,000

				277,635,000

Receivables Finance—10.1%
Barton Capital LLC:
0.10%[3]	12/1/15	12/1/15	300,000	300,000
0.14%[3]	12/4/15	12/4/15	62,000,000	61,999,277

CAFCO LLC, 0.511%[3]	3/7/16	3/7/16	30,590,000	30,547,964

Chariot Funding LLC:
0.391%[3]	12/8/15	12/8/15	50,000,000	49,996,208
0.471%[3]	1/5/16	1/5/16	50,000,000	49,977,153
0.511%[3]	2/9/16	2/9/16	17,000,000	16,983,142
0.521%[3]	2/17/16	2/17/16	23,000,000	22,974,087

11      OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Maturity Date*	Final Legal Maturity Date**	Principal Amount	Value

Receivables Finance (Continued)

Jupiter Securitization Co. LLC:
0.391%[3]	12/7/15	12/7/15	$50,000,000	$49,996,750
0.471%[3]	1/6/16	1/6/16	50,000,000	49,976,500

Old Line Funding Corp.:
0.29%[3]	1/4/16	1/4/16	17,100,000	17,095,316
0.461%[3]	1/15/16	1/15/16	50,000,000	49,971,250
0.481%[3]	4/4/16	4/4/16	40,000,000	39,933,333
0.484%[3]	4/19/16	4/19/16	23,000,000	22,956,827

Starbird Funding Corp.:
0.33%[3]	2/3/16	2/3/16	35,000,000	34,979,467
0.34%[3]	2/9/16	2/9/16	35,000,000	34,976,861
0.34%[3]	2/8/16	2/8/16	75,000,000	74,951,125
0.36%[3]	2/16/16	2/16/16	23,000,000	22,982,290
0.36%[3]	2/17/16	2/17/16	25,000,000	24,980,500

Thunder Bay Funding LLC:
0.33%[3]	2/19/16	2/19/16	45,000,000	44,967,000
0.481%[3]	4/4/16	4/4/16	20,000,000	19,966,667

				720,511,717

Special Purpose Financial—17.5%
Anglesea Funding LLC:
0.15%[2]	12/7/15	12/7/15	23,000,000	22,999,425
0.15%[2]	12/2/15	12/2/15	116,000,000	115,999,517
0.15%[2]	12/1/15	12/1/15	122,200,000	122,200,000
0.313%[1,2]	1/4/16	1/4/16	25,000,000	25,000,000

Bedford Row Funding Corp.:
0.07%	12/1/15	12/1/15	100,000,000	100,000,000
0.373%[1]	12/29/15	3/29/16	50,000,000	50,000,000
0.471%	4/5/16	4/5/16	36,250,000	36,190,369

Cedar Springs Capital Co. LLC, 0.35%	2/5/16	2/5/16	32,000,000	31,979,467

Collateralized Commercial Paper II Co. LLC FRCP, 0.375%[1,2]	12/10/15	1/8/16	75,000,000	75,000,000

Concord Minutemen Cap. Co. LLC:
0.31%	1/11/16	1/11/16	20,000,000	19,992,939
0.31%	1/13/16	1/13/16	50,000,000	49,981,486
0.35%	2/17/16	2/17/16	50,000,000	49,962,083
0.35%	2/19/16	2/19/16	30,000,000	29,976,667
0.35%	1/14/16	1/14/16	24,000,000	23,989,733

Crown Point Capital Co.:
0.13%	12/7/15	12/7/15	55,000,000	54,998,808
0.15%	12/4/15	12/4/15	50,000,000	49,999,375
0.15%	12/3/15	12/3/15	50,000,000	49,999,583

Lexington Parker Capital Co. LLC:
0.31%[3]	1/14/16	1/14/16	18,000,000	17,993,180
0.35%[3]	2/16/16	2/16/16	40,000,000	39,970,056
0.35%[3]	1/11/16	1/11/16	50,000,000	49,980,070
0.35%[3]	1/13/16	1/13/16	83,000,000	82,965,301
0.35%[3]	1/12/16	1/12/16	65,000,000	64,973,458

Ridgefield Funding Co. LLC:
0.37%	2/10/16	2/10/16	40,000,000	39,970,811

12      OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

	Maturity Date*	Final Legal Maturity Date**	Principal Amount	Value

Special Purpose Financial (Continued)

Ridgefield Funding Co. LLC: (Continued)
0.502%[1]	12/28/15	4/26/16	$25,000,000	$25,000,000

				1,229,122,328

Total Short-Term Notes/Commercial Paper (Cost $2,426,207,545)				2,426,207,545

Investment Company—2.1%

Dreyfus Institutional Cash Advantage Fund, Cl. I, 0.11%[4] (Cost $151,109,135)			151,109,135	151,109,135

Asset-Backed Securities—0.1%
CNH Equipment Trust 2015-B A1, 0.38%	6/3/16	6/3/16	6,704,547	6,704,547

Huntington Auto Trust 2015-1 A1, 0.35%	6/15/16	6/15/16	2,073,983	2,073,983

Total Asset-Backed Securities (Cost $8,778,530)				8,778,530

Corporate Bond and Note—0.4%
Svenska Handelsbanken AB, 3.125% (Cost $27,406,306)	7/12/16	7/12/16	27,015,000	27,406,306

Total Investments, at Value (Cost $7,065,545,807)			100.0%	7,065,545,807

Net Other Assets (Liabilities)			0.0	909,243

Net Assets			100.0%	$7,066,455,050

Footnotes to Statement of Investments

Short-term notes and direct bank obligations are generally traded on a discount basis; the interest rate shown is the discount rate received by the Fund at the time of purchase. Other securities normally bear interest at the rates shown.

* The Maturity Date represents the date used to calculate the Fund’s weighted average maturity as determined under Rule 2a-7.

** If different from the Maturity Date, the Final Legal Maturity Date includes any maturity date extensions which may be affected at the option of the issuer or unconditional payments of principal by the issuer which may be affected at the option of the Fund, and represents the date used to calculate the Fund’s weighted average life as determined under Rule 2a-7.

1. Represents the current interest rate for a variable or increasing rate security.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $644,098,942 or 9.11% of the Fund’s net assets at period end.

3. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $1,518,544,187 or 21.49% of the Fund’s net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

4. Rate shown is the 7-day yield at period end.

See accompanying Notes to Financial Statements.

13      OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES November 30, 2015 Unaudited

Assets
Investments, at value (cost $7,065,545,807)—see accompanying statement of investments	$7,065,545,807

Cash	234,867

Receivables and other assets:
Interest and dividends	1,844,382
Other	311,892

Total assets	7,067,936,948

Liabilities
Payables and other liabilities:
Dividends	812,790
Trustees’ compensation	609,904
Distribution and service plan fees	5,879
Shareholder communications	4,051
Other	49,274

Total liabilities	1,481,898

Net Assets	$7,066,455,050

Composition of Net Assets
Par value of shares of beneficial interest	$7,066,878

Additional paid-in capital	7,059,811,616

Accumulated net investment loss	(549,200)

Accumulated net realized gain on investments	125,756

Net Assets	$7,066,455,050

Net Asset Value Per Share
Class E Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $6,263,263,218 and 6,263,577,144 shares of beneficial interest outstanding)	$1.00

Class L Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $794,961,012 and 795,085,761 shares of beneficial interest outstanding)	$1.00

Class P Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $8,230,820 and 8,215,589 shares of beneficial interest outstanding)	$1.00

See accompanying Notes to Financial Statements.

14      OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

STATEMENT OF

OPERATIONS For the Six Months Ended November 30, 2015 Unaudited

Investment Income
Interest	$9,761,478

Dividends	44,267

Total investment income	9,805,745

Expenses
Management fees	3,610,672

Service plan fees—Class P	9,765

Transfer and shareholder servicing agent fees:
Class L	188,849
Class P	1,953

Shareholder communications:
Class E	2,860
Class L	2,221

Trustees’ compensation	58,023

Custodian fees and expenses	20,575

Other	70,694

Total expenses	3,965,612
Less waivers and reimbursements of expenses	(7,812)

Net expenses	3,957,800

Net Investment Income	5,847,945

Net Realized Gain on Investments	34,158

Net Increase in Net Assets Resulting from Operations	$5,882,103

See accompanying Notes to Financial Statements.

15      OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 29, 2015[1]

Operations
Net investment income	$5,847,945	$6,427,244

Net realized gain	34,158	91,598

Net increase in net assets resulting from operations	5,882,103	6,518,842

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class E	(5,480,992)	(6,067,529)
Class L	(451,586)	(417,770)
Class P	(2,715)	(1,456)

	(5,935,293)	(6,486,755)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class E	479,960,149	(124,350,658)
Class L	23,087,012	(101,199,279)
Class P	482,715	(6,048,485)

	503,529,876	(231,598,422)

Net Assets
Total increase (decrease)	503,476,686	(231,566,335)

Beginning of period	6,562,978,364	6,794,544,699

End of period (including accumulated net investment loss of $549,200 and $461,852, respectively)	$7,066,455,050	$6,562,978,364

1. May 29, 2015 represents the last business day of the Fund’s reporting period. See Note 2 of the accompanying Notes.

See accompanying Notes to Financial Statements.

16      OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

Class E	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 29, 2015[1]	Year Ended May 30, 2014[1]	Year Ended May 31, 2013	Year Ended May 31, 2012	Year Ended May 31, 2011

Per Share Operating Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income (loss) from investment operations—net investment income[2,3]	0.00	0.00	0.00	0.00	0.00	0.00

Dividends and/or distributions to shareholders:
Dividends from net investment income[3]	0.00	0.00	0.00	0.00	0.00	0.00
Distributions from net realized gain	0.00	0.00	0.00	0.00	0.00	0.00[3]

Total dividends and/or distributions to shareholders[3]	0.00	0.00	0.00	0.00	0.00	0.00

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]	0.09%	0.10%	0.09%	0.17%	0.19%	0.23%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,263,263	$5,783,350	$5,907,674	$5,775,156	$5,358,991	$7,080,092

Average net assets (in thousands)	$6,459,859	$6,003,856	$6,291,038	$5,689,719	$6,085,688	$5,984,276

Ratios to average net assets:[5]
Net investment income	0.17%	0.10%	0.09%	0.16%	0.18%	0.22%
Total expenses	0.10%	0.10%	0.10%	0.11%	0.11%	0.11%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.10%	0.10%	0.10%	0.11%	0.11%	0.11%

1. May 29, 2015 and May 30, 2014 represent the last business days of the Fund’s respective reporting periods. See Note 2 of the accompanying Notes.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

5. Annualized for periods less than one full year.

See accompanying Notes to Financial Statements.

17      OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

FINANCIAL HIGHLIGHTS Continued

Class L	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 29, 2015[1]	Year Ended May 30, 2014[1]	Year Ended May 31, 2013	Year Ended May 31, 2012	Year Ended May 31, 2011

Per Share Operating Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income (loss) from investment operations—net investment income[2,3]	0.00	0.00	0.00	0.00	0.00	0.00

Dividends and/or distributions to shareholders:
Dividends from net investment income[3]	0.00	0.00	0.00	0.00	0.00	0.00
Distributions from net realized gain	0.00	0.00	0.00	0.00	0.00	0.00[3]

Total dividends and/or distributions to shareholders[3]	0.00	0.00	0.00	0.00	0.00	0.00

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]	0.06%	0.05%	0.04%	0.10%	0.12%	0.17%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$794,961	$771,880	$873,074	$958,163	$577,822	$879,941

Average net assets (in thousands)	$758,130	$830,945	$874,757	$693,086	$891,161	$948,365

Ratios to average net assets:[5]
Net investment income	0.12%	0.05%	0.04%	0.10%	0.12%	0.17%
Total expenses	0.15%	0.16%	0.16%	0.17%	0.17%	0.17%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.15%	0.16%	0.16%	0.17%	0.17%	0.17%

1. May 29, 2015 and May 30, 2014 represent the last business days of the Fund’s respective reporting periods. See Note 2 of the accompanying Notes.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

5. Annualized for periods less than one full year.

See accompanying Notes to Financial Statements.

18      OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

Class P	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 29, 2015[1]	Year Ended May 30, 2014[1]	Year Ended May 31, 2013	Year Ended May 31, 2012	Year Ended May 31, 2011

Per Share Operating Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income (loss) from investment operations—net investment income[2,3]	0.00	0.00	0.00	0.00	0.00	0.00

Dividends and/or distributions to shareholders:
Dividends from net investment income[3]	0.00	0.00	0.00	0.00	0.00	0.00
Distributions from net realized gain	0.00	0.00	0.00	0.00	0.00	0.00[3]

Total dividends and/or distributions to shareholders[3]	0.00	0.00	0.00	0.00	0.00	0.00

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]	0.04%	0.02%	0.01%	0.07%	0.09%	0.13%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,231	$7,748	$13,797	$14,692	$9,880	$10,307

Average net assets (in thousands)	$7,815	$10,514	$14,595	$12,903	$8,150	$8,974

Ratios to average net assets:[5]
Net investment income	0.07%	0.01%	0.01%	0.06%	0.09%	0.12%
Total expenses	0.40%	0.40%	0.40%	0.41%	0.40%	0.41%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.20%	0.19%	0.18%	0.21%	0.20%	0.21%

1. May 29, 2015 and May 30, 2014 represent the last business days of the Fund’s respective reporting periods. See Note 2 of the accompanying Notes.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

5. Annualized for periods less than one full year.

See accompanying Notes to Financial Statements.

19      OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS November 30, 2015 Unaudited

1. Organization

Oppenheimer Institutional Money Market Fund (the “Fund”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified open-end management investment company. The Fund’s investment objective is to seek income consistent with stability of principal. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI. At period end, approximately 98.3% of the shares of the Fund were owned by the Manager, other funds advised or sub-advised by the Manager or an affiliate of the Manager.

The Fund offers Class E, Class L and Class P shares. Class E and Class L shares are sold at net asset value per share without any initial sales charge. Class E shares are only offered to other Oppenheimer Funds, the Manager and their affiliates. Class P shares will normally be sold at net asset value per share without any initial sales charge and are subject to a service plan. Class L and Class P shares are offered directly to institutional investors and may only be sold through an investment professional. Brokers or other investment professionals that offer Class L and Class P shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class.

The following is a summary of significant accounting policies followed in the Fund’s preparation of financial statements in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”).

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Reporting Period End Date. The last day of the Fund’s reporting period is the last day the New York Stock Exchange was open for trading during the period. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ

20      OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

2. Significant Accounting Policies (Continued)

from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually but may be paid at other times to maintain the net asset value per share at $1.00.

The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.

Investment Income. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdraft at a rate equal to the Prime Rate plus 0.35%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

Indemnifications. The Fund’s organizational documents provide current and former Trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends.

During the fiscal year end November 30, 2015, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year.

Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make

21      OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

2. Significant Accounting Policies (Continued)

estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures approved by the Fund’s Board of Trustees.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of

22      OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

3. Securities Valuation (Continued)

the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Investments, at Value:
Assets Table
Certificates of Deposit	$—	$3,054,953,671	$—	$3,054,953,671
Direct Bank Obligations	—	1,397,090,620	—	1,397,090,620
Short-Term Notes/Commercial
Paper	—	2,426,207,545	—	2,426,207,545
Investment Company	151,109,135	—	—	151,109,135
Asset-Backed Security	—	8,778,530	—	8,778,530
Corporate Bond and Note	—	27,406,306	—	27,406,306

Total Assets	$151,109,135	$6,914,436,672	$—	$7,065,545,807

23      OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

4. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

5. Shares of Beneficial Interest

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended November 30, 2015		Year Ended May 29, 2015[1]
	Shares	Amount	Shares	Amount

Class E
Sold	24,695,659,969	$24,695,659,969	49,826,656,288	$49,826,656,288
Dividends and/or distributions reinvested	930,122	930,122	885,872	885,872
Redeemed	(24,216,629,942)	(24,216,629,942)	(49,951,892,818)	(49,951,892,818)

Net increase (decrease)	479,960,149	$479,960,149	(124,350,658)	$(124,350,658)

24      OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

5. Shares of Beneficial Interest (Continued)

	Six Months Ended November 30, 2015		Year Ended May 29, 2015[1]
	Shares	Amount	Shares	Amount

Class L
Sold	9,309,615,585	$9,309,615,585	22,022,357,055	$22,022,357,055
Dividends and/or distributions reinvested	409,787	409,787	326,912	326,912
Redeemed	(9,286,938,360)	(9,286,938,360)	(22,123,883,246)	(22,123,883,246)

Net increase (decrease)	23,087,012	$23,087,012	(101,199,279)	$(101,199,279)

Class P
Sold	2,000,000	$2,000,000	454,316	$454,316
Dividends and/or distributions reinvested	2,715	2,715	1,400	1,400
Redeemed	(1,520,000)	(1,520,000)	(6,504,201)	(6,504,201)

Net increase (decrease)	482,715	$482,715	(6,048,485)	$(6,048,485)

1. May 29, 2015 represents the last business day of the Fund’s reporting period. See Note 2.

6. Fees and Other Transactions with Affiliates

Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate of 0.10%.

Sub-Adviser Fees. The Manager has retained the Sub-Adviser to provide the day-to-day portfolio management of the Fund. Under the Sub-Advisory Agreement, the Manager pays the Sub-Adviser an annual fee in monthly installments, equal to a percentage of the investment management fee collected by the Manager from the Fund, which shall be calculated after any investment management fee waivers. The fee paid to the Sub-Adviser is paid by the Manager, not by the Fund.

Transfer Agent Fees. OFI Global (the “Transfer Agent”) serves as the transfer and shareholder servicing agent for the Fund. The Fund pays the Transfer Agent a fee based on annual net assets. Fees incurred and average net assets for each class with respect to these services are detailed in the Statement of Operations and Financial Highlights, respectively.

Sub-Transfer Agent Fees. The Transfer Agent has retained Shareholder Services, Inc., a wholly-owned subsidiary of OFI (the “Sub-Transfer Agent”), to provide the day-to-day transfer agent and shareholder servicing of the Fund. Under the Sub-Transfer Agency Agreement, the Transfer Agent pays the Sub-Transfer Agent an annual fee in monthly installments, equal to a percentage of the transfer agent fee collected by the Transfer Agent from the Fund, which shall be calculated after any applicable fee waivers. The fee paid to the Sub-Transfer Agent is paid by the Transfer Agent, not by the Fund.

Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s Independent Trustees. Benefits are based on years of service and fees paid to

25      OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

6. Fees and Other Transactions with Affiliates (Continued)

each Trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active Independent Trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the reporting period, the Fund’s projected benefit obligations, payments to retired Trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$—
Payments Made to Retired Trustees	—
Accumulated Liability as of November 30, 2015	283,828

The Fund’s Board of Trustees (“Board”) has adopted a compensation deferral plan for Independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of Trustees’ fees under the plan will not affect the net assets of the Fund and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.

Service Plan for Class P Shares. The Fund has adopted a Service Plan (the “Plan”) for Class P shares pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class P shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class P shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class P shares. Any unreimbursed expenses the Distributor incurs with respect to Class P shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

Waivers and Reimbursements of Expenses. The Manager has voluntarily agreed to waive fees and/or reimburse the Fund for certain expenses in order to limit “Expenses after waivers, payments and/or reimbursements and reduction to custodian fees” (excluding (i) interest, taxes, dividends tied to short sales, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles: (ii) expenses incurred directly or indirectly by the Fund as a result of investments in other investment companies, wholly-owned subsidiaries and pooled investment vehicles; (iii) certain other expenses attributable to, and incurred as a result of, a Fund’s investments; and (iv) other extraordinary expenses (including litigation expenses) not incurred in the ordinary

26      OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

6. Fees and Other Transactions with Affiliates (Continued)

course of the Fund’s business) to annual rates of 0.15% for Class E shares, 0.19% for Class L shares and 0.24% for Class P shares calculated on the daily net assets of the Fund.

The Manager has also voluntarily undertaken to waive management fees and/or reimburse expenses (but not below zero) to the extent necessary to assist the Fund in attempting to maintain a positive yield. There is no guarantee that the Fund will maintain a positive yield.

The Distributor has contractually undertaken to waive the fees payable under the Service Plan for Class P shares so that those fees are limited to 0.05% of the average annual net assets for Class P shares of the Fund. During the reporting period, the Distributor waived $7,812 for Class P shares.

The Manager is permitted to recapture previously waived and/or reimbursed fees in any given fiscal year if the recapture would not: 1) cause the Fund to generate a negative daily yield, and 2) exceed amounts previously waived and/or reimbursed under this arrangement during the current and prior three fiscal years. The reimbursement to the Manager of such previous waivers and reimbursements would not include any portion of distribution and/or service fees. At period end, the following waived and/or reimbursed amounts are eligible for recapture:

Expiration Date	Class P

May 31, 2016	$2,480
May 31, 2017	1,420

The Manager has not recaptured any previously waived and/or reimbursed amounts during the reporting period.

Waivers and/or reimbursements may be modified or terminated as set forth according to the terms in the prospectus.

7. Pending Litigation

In 2009, several putative class action lawsuits were filed and later consolidated before the U.S. District Court for the District of Colorado against OppenheimerFunds, Inc. (“OFI”), OppenheimerFunds Distributor, Inc. (“OFDI”), and Oppenheimer Rochester California Municipal Fund, a fund advised by OFI Global Asset Management, Inc. and distributed by the Distributor (the “California Fund”), in connection with the California Fund’s investment performance. The plaintiffs asserted claims against OFI, OFDI and certain present and former trustees and officers of the California Fund under the federal securities laws, alleging, among other things, that the disclosure documents of the California Fund contained misrepresentations and omissions and the investment policies of the California Fund were not followed. Plaintiffs in the suit filed an amended complaint and defendants filed a motion to dismiss. In 2011, the court issued an order which granted in part and denied in part the defendants’ motion to dismiss. In 2012, plaintiffs filed a motion, which defendants opposed, to certify a class and appoint class representatives and class counsel. In March 2015, the court granted plaintiffs’ motion for class certification. In May 2015, the U.S. Court of Appeals for the Tenth Circuit vacated the class certification order and remanded the matter to the

27      OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

7. Pending Litigation (Continued)

district court for further proceedings. In October 2015, the district court reaffirmed its order granting plaintiffs’ motion for class certification. In December 2015, the Tenth Circuit denied defendants’ petition to appeal the district court’s reaffirmed class certification order.

OFI and OFDI believe the suit is without merit; that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them in the suit; and that no estimate can yet be made as to the amount or range of any potential loss. Furthermore, OFI believes that the suit should not impair the ability of OFI or OFDI to perform their respective duties to the Fund and that the outcome of the suit should not have any material effect on the operations of any of the Oppenheimer funds.

28      OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY

AND SUB-ADVISORY AGREEMENTS Unaudited

The Fund has entered into an investment advisory agreement with OFI Global Asset Management, Inc. (“OFI Global” or the “Adviser”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”) (“OFI Global” and “OFI” together the “Managers”) and OFI Global has entered into a sub-advisory agreement with OFI whereby OFI provides investment sub-advisory services to the Fund (collectively, the “Agreements”). Each year, the Board of Trustees (the “Board”), including a majority of the independent Trustees, is required to determine whether to approve the terms of the Agreements and the renewal thereof. The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Managers provide, such information as may be reasonably necessary to evaluate the terms of the Agreements. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition to in-person meetings focused on this evaluation, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

The Adviser, Sub-Adviser and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Managers’ services, (ii) the comparative investment performance of the Fund and the Managers, (iii) the fees and expenses of the Fund, including comparative fee and expense information, (iv) the profitability of the Managers and their affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Managers from their relationship with the Fund. The Board was aware that there are alternatives to retaining the Managers.

Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.

Nature, Quality and Extent of Services. The Board considered information about the nature, quality and extent of the services provided to the Fund and information regarding the Managers’ key personnel who provide such services. The Managers’ duties include providing the Fund with the services of the portfolio managers and the Sub-Adviser’s investment team, who provide research, analysis and other advisory services in regard to the Fund’s investments; and securities trading services. OFI Global is responsible for oversight of third-party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions; risk management; and oversight of the Sub-Adviser. OFI Global is also responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund’s operations; preparing and filing reports required by the U.S. Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by federal and state securities laws for the sale of the Fund’s shares. OFI Global also provides the Fund with office space, facilities and equipment.

The Board also considered the quality of the services provided and the quality of the Managers’ resources that are available to the Fund. The Board took account of the fact that

29      OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY

AND SUB-ADVISORY AGREEMENTS Unaudited / Continued

the Sub-Adviser has had over fifty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Managers’ advisory, administrative, accounting, legal, compliance services and risk management, and information the Board has received regarding the experience and professional qualifications of the Managers’ key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Christopher Proctor and Adam Wilde, the portfolio managers for the Fund, and the Sub-Adviser’s investment team and analysts. The Board members also considered the totality of their experiences with the Managers as directors or trustees of the Fund and other funds advised by the Managers. The Board considered information regarding the quality of services provided by affiliates of the Managers, which the Board members have become knowledgeable about through their experiences with the Managers and in connection with the renewal of the Fund’s service agreements. The Board concluded, in light of the Managers’ experience, reputation, personnel, operations and resources that the Fund benefits from the services provided under the Agreements.

Investment Performance of the Managers and the Fund. Throughout the year, the Managers provided information on the investment performance of the Fund, the Adviser and the Sub-Adviser, including comparative performance information. The Board also reviewed information, prepared by the Managers and by the independent consultant, comparing the Fund’s historical performance to relevant benchmarks or market indices and to the performance of other retail funds in the money market-taxable category. The Board noted that the Fund’s one-year, three-year and five-year performance was better than its category median.

Fees and Expenses of the Fund. The Board reviewed the fees paid to the Adviser and the other expenses borne by the Fund. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and other retail front-end load money market-taxable funds with comparable asset levels and distribution features. After discussions with the Board, the Adviser has voluntarily agreed to waive fees and/or reimburse the Fund for certain expenses in order to limit Total Annual Fund Operating Expenses (excluding (i) interest, taxes, dividends tied to short sales, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred directly or indirectly by the Fund as a result of investments in other investment companies, wholly-owned subsidiaries and pooled investment vehicles; (iii) certain other expenses attributable to, and incurred as a result of, the Fund’s investments; and (iv) other extraordinary expenses (including litigation expenses, if any) not incurred in the ordinary course of the Fund’s business) to annual rates of 0.15% for Class E shares, 0.19% for Class L shares, and 0.24% for Class P shares, as calculated on the daily net assets of the Fund. The Adviser has also voluntarily undertaken to waive management fees and/or reimburse expenses to the extent necessary to assist the Fund in attempting to maintain a positive yield. This fee waiver and/or expense reimbursement may be amended at any time without prior notice to shareholders. The Board noted that the Fund’s contractual management fees were lower than its peer group median and category median. The Board

30      OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

also noted that the Fund’s total expenses were lower than its peer group median and higher than its category median.

Economies of Scale and Profits Realized by the Managers. The Board considered information regarding the Managers’ costs in serving as the Fund’s investment adviser and sub-adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Managers’ profitability from their relationship with the Fund. The Board also considered that the Managers must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund. The Board reviewed whether the Managers may realize economies of scale in managing and supporting the Fund and whether those economies of scale benefit the Fund’s shareholders at the current level of Fund assets in relation to its management fee.

Other Benefits to the Managers. In addition to considering the profits realized by the Managers, the Board considered information that was provided regarding the direct and indirect benefits the Managers receive as a result of their relationship with the Fund, including compensation paid to the Managers’ affiliates.

Conclusions. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees’ counsel are independent of the Managers within the meaning and intent of the Securities and Exchange Commission Rules.

Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreements through September 30, 2016. In arriving at its decision, the Board did not identify any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreements, including the management fees, in light of all the surrounding circumstances.

31      OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;

UPDATES TO STATEMENTS OF INVESTMENTS Unaudited

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Householding—Delivery of Shareholder Documents

This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.

Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.

32      OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

DISTRIBUTION SOURCES Unaudited

For any distribution that took place over the Fund’s reporting period, the table below details on a per-share basis the percentage of the Fund’s total distribution payment amount that was derived from the following sources: net income, net profit from the sale of securities, and other capital sources. This information is based upon income and capital gains using generally accepted accounting principles as of the date of each distribution. Because the Fund is actively managed, the relative amount of the Fund’s total distributions derived from various sources over the calendar year may change. Please note that this information should not be used for tax reporting purposes as the tax character of distributable income may differ from the amounts used for this notification. You will receive IRS tax forms in the first quarter of each calendar year detailing the actual amount of the taxable and non-taxable portion of distributions paid to you during the tax year.

For the most current information, please go to oppenheimerfunds.com. Select your Fund, then the ‘Detailed’ tab; where ‘Dividends’ are shown, the Fund’s latest pay date will be followed by the sources of any distribution, updated daily.

Fund Name	Pay Date	Net Income	Net Profit from Sale	Other Capital Sources

Oppenheimer Institutional Money Market Fund	9/30/15	99.9%	0.1%	0.0%

Oppenheimer Institutional Money Market Fund	10/30/15	99.9%	0.1%	0.0%

Oppenheimer Institutional Money Market Fund	11/30/15	91.9%	0.1%	8.0%

33      OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

Trustees and Officers	Brian F. Wruble, Chairman of the Board of Trustees and Trustee
David K. Downes, Trustee
Matthew P. Fink, Trustee
Edmund P. Giambastiani, Jr., Trustee
Elizabeth Krentzman, Trustee
Mary F. Miller, Trustee
Joel W. Motley, Trustee
Joanne Pace, Trustee
Daniel Vandivort, Trustee
William F. Glavin, Jr., Trustee
Arthur P. Steinmetz, Trustee, President and Principal Executive Officer
Christopher Proctor, Vice President
Adam Wilde, Vice President
Arthur S. Gabinet, Secretary and Chief Legal Officer
Jennifer Sexton, Vice President and Chief Business Officer
Mary Ann Picciotto, Chief Compliance Officer and Chief Anti-Money
Laundering Officer
Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer

Manager	OFI Global Asset Management, Inc.

Sub-Adviser	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and	OFI Global Asset Management, Inc.
Shareholder Servicing
Agent

Sub-Transfer Agent	Shareholder Services, Inc.
DBA OppenheimerFunds Services

Independent	KPMG LLP
Registered Public
Accounting Firm

Legal Counsel

Kramer Levin Naftalis & Frankel LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.

© 2016 OppenheimerFunds, Inc.  All rights reserved.

34      OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

PRIVACY POLICY NOTICE

As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.

Information Sources

We obtain nonpublic personal information about our shareholders from the following sources:

● Applications or other forms

● When you create a user ID and password for online account access

● When you enroll in eDocs Direct, our electronic document delivery service

● Your transactions with us, our affiliates or others

● A software program on our website, often referred to as a “cookie,” which indicates which parts of our site you’ve visited

● When you set up challenge questions to reset your password online

If you visit oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.

We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.

If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.

We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.

Protection of Information

We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.

Disclosure of Information

Copies of confirmations, account statements and other documents reporting activity in your fund accounts are made available to your financial advisor (as designated by you). We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.

Right of Refusal

We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.

35      OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

PRIVACY POLICY NOTICE Continued

Internet Security and Encryption

In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website. As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.

We do not guarantee or warrant that any part of our website, including files available for download, are free of viruses or other harmful code. It is your responsibility to take appropriate precautions, such as use of an anti-virus software package, to protect your computer hardware and software.

●	All transactions, including redemptions, exchanges and purchases, are secured by SSL and 256-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.
●	Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.
●	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.

Other Security Measures

We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.

How You Can Help

You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.

Who We Are

This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds, Inc., each of its investment adviser subsidiaries, OppenheimerFunds Distributor, Inc. and OFI Global Trust Co. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated March 2015. In the event it is updated or changed, we will post an updated notice on our website at oppenheimerfunds.com. If you have any questions about this privacy policy, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at oppenheimerfunds.com or call us at 1.800.CALL OPP (225.5677).

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39      OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

Visit us at oppenheimerfunds.com for 24-hr access
to account information and transactions or call us at
800 CALL OPP (800 225 5677) for 24-hr automated
information and automated transactions. Representatives
also available Mon–Fri 8am–8pm ET.

Visit Us oppenheimerfunds.com Call Us 800 225 5677 Follow Us

Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc.

225 Liberty Street, New York, NY 10281-1008

© 2016 OppenheimerFunds Distributor, Inc. All rights reserved.

RS0647.001.1115    January 21, 2016

Item 2.  Code of Ethics.

Not applicable to semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable to semiannual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable to semiannual reports.

Item 5.  Audit Committee of Listed Registrants

Not applicable.

Item 6.  Schedule of Investments.

a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

b) Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards

None

Item 11.  Controls and Procedures.

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 11/30/2015, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)	(1) Not applicable to semiannual reports.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Institutional Money Market Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	1/15/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	1/15/2016
By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date:	1/15/2016